FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of carrying value and fair value of assets and liabilities
Financial assets transferred between Levels 1, 2, and 3		$ 0
Fair value gains (losses) on financial assets reclassified out of fair value through other comprehensive income recognized in fair value through profit and loss	$ (3,000,000)	0
Cash included in cash and cash equivalents	5,700,000,000	7,700,000,000
Short-term deposits, classified as cash equivalents	1,100,000,000	685,000,000
Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) on cash flow hedges, before tax	(89,000,000)	38,000,000
Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Pre-tax net unrealized gains	(400,000,000)	999,000,000
Unrealized Available-for-Sale Gain
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income, fair value measurement, assets	479,000,000	212,000,000
Unrealized Available-for-Sale Loss
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income, fair value measurement, assets	(108,000,000)	(152,000,000)
Elected for hedge accounting | Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	210,000,000	468,000,000
Elected for hedge accounting | Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	$ 551,000,000	$ 523,000,000